Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities:
Net loss	$ (46,499,099)	¥ (316,700,708)	¥ (11,777,937)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	85,006	578,965	718,621
Depreciation and amortization expenses	868,844	5,917,611	5,521,626
Loss/(Gain) on disposal of property, plant and equipment	7,039	47,944	(26,938)
Refund of prior period service cost	(528,255)	(3,597,893)
Share-based compensation	1,778	12,113	62,337
Inventory write-down	1,488,978	10,141,277	5,726,162
Change in fair value of cryptocurrencies	36,774,161	250,465,136	(48,610,295)
Change in fair value of borrowings denominated in cryptocurrencies			18,529,435
Change in fair value of short-term investments	2,361,515	16,084,043
Change in fair value of derivative assets	406,386	2,767,854
Non-cash other income	(300,686)	(2,047,944)
Revenues recognized on acceptance of cryptocurrencies	(40,432)	(275,376)
Changes in assets and liabilities:
Accounts receivable, net	(9,517)	(64,821)	64,099
Inventories, net	(113,517)	(773,153)	(11,716,340)
Prepayments	(270,607)	(1,843,077)	(4,120,749)
Other current and non-current assets	419,986	2,860,482	4,210,499
Accounts payable	(977,726)	(6,659,197)	6,021,654
Advance from customers	(923,461)	(6,289,599)	(3,262,245)
Operating lease liabilities, current	(69,811)	(475,479)	(676,904)
Other current liabilities	(887,606)	(6,045,394)	(11,445,588)
Net cash used in operating activities	(8,207,024)	(55,897,216)	(50,782,563)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,804)	(12,290)	(597,910)
Proceeds from disposal of property, plant and equipment	950	6,470	2,088,051
Purchase of investment			(2,000,000)
Disposal of cryptocurrencies	10,540,791	71,792,273	7,895,941
Proceeds from sales of short-term investments	841,100	5,728,649
Cash received from derivative assets settlement	1,597,770	10,882,254
Net cash provided by investing activities	12,978,807	88,397,356	7,386,082
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants	9	58	357,040,338
Cash contribution from a shareholder			259,280
Proceeds from bank loans	1,212,291	8,256,791	21,216,127
Repayments of bank loans	(3,438,606)	(23,420,000)	(2,650,000)
Repurchase of shares	(2,648,665)	(18,039,792)
Net cash provided by (used in) financing activities	(4,874,971)	(33,202,943)	375,865,745
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(27,873)	(189,836)	(1,410,129)
Net increase (decrease) in cash, cash equivalents and restricted cash	(131,061)	(892,639)	331,059,135
Cash, cash equivalents and restricted cash at beginning of the period	1,446,234	9,850,152	32,849,803
Cash, cash equivalents and restricted cash at end of the period	1,315,173	8,957,513	363,908,938
Supplemental cash flow disclosures:
Interest paid	771,551	5,254,957	5,287,620
Income taxes paid
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	511,508	3,483,829	912,636
Cryptocurrencies acquired through issuance of ordinary shares			42,430,764
Cryptocurrencies acquired through borrowings denominated in cryptocurrencies			454,084,117
Payment of expense in the form of cryptocurrencies	883,653	6,018,473	490,482
Cryptocurrencies reclassified as derivative assets in connection with the signing of derivative contracts	9,534,161	64,936,216
Cryptocurrency received from derivative assets settlement	1,332,780	9,077,434
Cryptocurrencies borrowed	2,631,411	17,922,277
Cryptocurrencies received from collateral	1,215,044	8,275,543
Long-term investment paid down using prepayment	1,159,905	7,900,000
Liability assumed in connection with the acquisition of a long-term investment	$ 308,329	¥ 2,100,000